Financial Risk Management Objectives and Policies - Schedule of Hedged Portion of USD Statement of Financial Position (Detail) € in Millions, $ in Millions	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)
USD statement of financial position exposure
SES Americas	€ 700	$ 700	€ 225	$ 225
SES Netherlands	889	889	1,797	1,797
MX1 Limited, Israel	16	(16)	17	(17)
Intelsat Jackson Holdings S.à r.l.	5,863
Total	7,468	7,468	2,039	2,039
Hedged with
US Bonds	250	250	250	$ 250
Term Loan Agreement	550	$ 550
Total	€ 800		€ 250
Hedged proportion	11.00%	11.00%	12.00%	12.00%